Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Subsidiaries

Significant Subsidiaries

		Ownership Interest
	Country of Incorporation	2023	2022
Precision Limited Partnership	Canada	100%	100%
Precision Drilling Canada Limited Partnership	Canada	100%	100%
Precision Diversified Oilfield Services Corp.	Canada	100%	100%
Precision Drilling (US) Corporation	United States	100%	100%
Precision Drilling Holdings Company	United States	100%	100%
Precision Drilling Company LP	United States	100%	100%
Precision Completion & Production Services Ltd.	United States	100%	100%
Grey Wolf Drilling Limited	Barbados	100%	100%
Grey Wolf Drilling (Barbados) Ltd.	Barbados	100%	100%